FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of EBP, Investment, Fair Value and NAV
The following tables set forth by level within the fair value hierarchy the Plan's investments at fair value as of December 31.

	2025
	Level 1	Level 2	Level 3	Total
Assets, at fair value:
Investments:
Mutual funds	$321,403,628	$—	$—	$321,403,628
Aflac Incorporated common stock	192,410,829	—	—	192,410,829
Common/collective trusts(1)	—	692,277,731	—	692,277,731
Total assets at fair value	$513,814,457	$692,277,731	$—	$1,206,092,188
(1) These investments have a readily determinable fair value in accordance with ASC subtopic 820-10 and have been classified as level 2 in the fair value hierarchy.

	2024
	Level 1	Level 2	Level 3	Total
Assets, at fair value:
Investments:
Mutual funds	$278,393,318	$—	$—	$278,393,318
Aflac Incorporated common stock	194,533,469	—	—	194,533,469
Common/collective trusts(1)	—	574,188,992	—	574,188,992
Total assets at fair value	$472,926,787	$574,188,992	$—	$1,047,115,779
(1) These investments have a readily determinable fair value in accordance with ASC subtopic 820-10 and have been classified as level 2 in the fair value hierarchy.